Accrued Expenses	6 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses
Accrued Expenses
Accrued expenses, current consisted of the following (in thousands):

	March 31,
	2018	2019
Accrued employee - related expenses	$32,398	$35,192
Accrued tax liabilities	6,929	6,274
Accrued restructuring	1,953	1,488
Accrued professional fees	2,219	3,440
Accrued installments for acquisition	3,616	4,832
Income taxes payable	870	3,811
Other	10,447	9,883
Total accrued expenses, current	$58,432	$64,920
Accrued expenses, non-current consisted of the following (in thousands):

	March 31,
	2018	2019
Share-based compensation	$22,565	$92,047
Other	9,345	6,312
Total accrued expenses, non-current	$31,910	$98,359

Accrued Expenses
Accrued expenses, current consisted of the following (in thousands):

	March 31, 2019	September 30, 2019
Accrued employee - related expenses	$35,192	$26,690
Accrued tax liabilities	6,274	6,110
Accrued restructuring	1,488	2,135
Accrued professional fees	3,440	3,978
Accrued installments for acquisition	4,832	—
Income taxes payable	3,811	27,267
Other	9,883	12,524
Total accrued expenses, current	$64,920	$78,704
Accrued expenses, non-current consisted of the following (in thousands):

	March 31, 2019	September 30, 2019
Share-based compensation	$92,047	$—
Other	6,312	18,028
Total accrued expenses, non-current	$98,359	$18,028